Notes to the Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Cash and Cash Equivalents

in 000' €	12/31/2021	12/31/2020
Bank Balances and Cash in Hand	123,248	109,797
Impairment	0	(2)
Cash and Cash Equivalents	123,248	109,795
The presentation of the development of the expected twelve-month loss for cash and cash equivalents can be found in Note 7.4.1.

Summary of Other Financial Assets
Other Financial Assets include, on the one hand, money market funds classified as FVTPL and on the other hand term deposits and bonds classified as AC.
The financial assets at fair value, with changes recognized in profit or loss, are shown in the following overview.

			Unrealized
in 000' €	Maturity	Cost	Gross Profit	Losses	Market Value
December 31, 2021
Money Market Funds	daily	8,874	1	0	8,875
Total					8,875
December 31, 2020
Money Market Funds	daily	288,050	293	(405)	287,938
Total					287,938

Summary of Other Financial Assets at Amortized Cost
The financial assets at amortized cost are shown in the following overview.

in 000’ €	Maturity	Cost	Effective Interest Income (+) / Expense (-)	Impairment	Carrying Amount
December 31, 2021
Term Deposits, Current Portion	4 to 12 months	562,369	0	(491)	561,878
Bonds	4 to 12 months	285,144	(2,025)	(185)	282,934
Total					844,812
December 31, 2020
Term Deposits, Current Portion	4 to 12 months	649,745	380	(412)	649,713
Bonds	more than 12 months	197,827	(652)	(587)	196,588
Total					846,301

Summary of Accounts Receivable by Region
The table below shows the accounts receivable by region as of the reporting date.

in 000' €	12/31/2021	12/31/2020
Europe and Asia	6,368	4,452
USA and Canada	69,903	79,326
Impairment	(360)	(424)
Total	75,911	83,354

Summary of Current Prepaid Expenses and Other Assets
The current prepaid expenses and other assets are shown in the following table.

in 000' €	12/31/2021	12/31/2020
Combination Drugs	15,945	10,003
Receivables due from Tax Authorities from Input Tax Surplus	6,563	3,920
Upfront Fees for External Laboratory Services	1,724	1,210
Upfront Fees for Sublicenses	1,304	777
Other Prepayments	13,787	4,711
Total	39,323	20,621

Summary of Non-current Prepaid Expenses	The non-current prepaid expenses and other assets are shown in the following table.

in 000' €	12/31/2021	12/31/2020
Prepaid Expenses	9,192	183
Other Assets	4,059	1,384
Total	13,251	1,567

Summary of Property, Plant and Equipment

in 000' €	Office and Laboratory Equipment	Furniture and Fixtures	Total
Cost
January 1, 2021	20,041	3,942	23,983
Additions	3,334	367	3,701
Additions through Business Combination	1,488	134	1,622
Disposals	(2,101)	(67)	(2,168)
Exchange differences	6	232	238
December 31, 2021	22,768	4,608	27,376
Accumulated Depreciation and Impairment
January 1, 2021	16,834	825	17,659
Depreciation Charge for the Year	2,165	678	2,843
Impairment	1,572	0	1,572
Disposals	(1,764)	(67)	(1,831)
Exchange differences	2	24	26
December 31, 2021	18,809	1,460	20,269
Carrying Amount
January 1, 2021	3,207	3,117	6,324
December 31, 2021	3,959	3,148	7,107
Cost
January 1, 2020	18,386	2,390	20,776
Additions	2,662	1,672	4,334
Disposals	(1,006)	(8)	(1,014)
Exchange differences	(1)	(112)	(113)
December 31, 2020	20,041	3,942	23,983
Accumulated Depreciation and Impairment
January 1, 2020	15,654	469	16,123
Depreciation Charge for the Year	2,101	363	2,464
Disposals	(921)	(2)	(923)
Exchange differences	0	(5)	(5)
December 31, 2020	16,834	825	17,659
Carrying Amount
January 1, 2020	2,732	1,921	4,653
December 31, 2020	3,207	3,117	6,324

Summary of Depreciation
Depreciation is contained in the following line items of profit or loss.

in 000' €	2021	2020	2019
Cost of Sales	—	—	—
Research and Development	1,681	1,663	1,478
Research and Development (Impairment)	1,537	—	10
Selling	63	132	92
General and Administrative	1,089	692	396
Total	4,370	2,487	1,976

Summary Of Right of use Assets and Lease Liabilities
The development of the right-of-use assets and lease liabilities is shown below.

	Right-of-Use Assets				Lease Liabilities
in 000' €	Building	Cars	Technical Equipment	Total
Balance as of January 1, 2020	42,586	238	336	43,160	42,557
Additions	4,660	196	12	4,868	5,286
Depreciation of Right-of-Use Assets	(3,218)	(162)	(152)	(3,532)	0
Interest Expenses on Lease Liabilities	0	0	0	0	1,173
Lease Payments	0	0	0	0	(3,918)
Disposals	(78)	0	0	(78)	(79)
Balance as of December 31, 2020	43,950	272	196	44,418	45,019
Balance as of January 1, 2021	43,950	272	196	44,418	45,019
Additions	0	166	1,219	1,385	316
Depreciation of Right-of-Use Assets	(3,317)	(141)	(230)	(3,688)	0
Interest Expenses on Lease Liabilities	0	0	0	0	1,170
Lease Payments	0	0	0	0	(4,286)
Disposals	0	(51)	0	(51)	(173)
Exchange differences	418	0	3	421	538
Balance as of December 31, 2021	41,051	246	1,188	42,485	42,584

Summary of Impact of Lease Agreements
Lease agreements had the following effects on the statement of profit or loss.

in 000' €	2021	2020	2019
Depreciation of Right-of-Use Assets	3,648	3,586	2,805
Interest Expenses on Lease Liabilities	1,157	1,174	932
Expenses for Short Term Leases	1,553	0	0
Expenses for Leases of Low Value Assets	17	81	41
Total	6,375	4,841	3,778

Summary Of Depreciation Right Of Use Assets
Depreciation of right-of-use assets is contained in the following line items of profit or loss.

in 000' €	2021	2020	2019
Cost of Sales	221	98	100
Research and Development	1,636	1,991	1,985
Selling	79	145	123
General and Administrative	1,711	1,352	597
Total	3,648	3,586	2,805

Summary Of Maturity Analysis Of Lease Liabilities
The maturity analysis of the lease liabilities as of December 31, 2021 is as follows.

December 31, 2021; in 000’ €
Contractual Maturities of Financial Liabilities	Less than 1 Year	Between One and Five Years	More than 5 Years	Total Contractual Cash Flows	Carrying Amount Liabilities
Lease Liabilities	4,256	16,750	28,559	49,565	42,584

Summary of Intangible Assets

in 000' €	Patents	Licenses	Licenses for Marketed Products	In-process R&D Programs	Internally Generated Intangible Assets	Software	Total
Cost
January 1, 2021	18,214	35,396	56,449	0	0	5,847	115,906
Additions	345	0	0	10,429	11,517	205	22,496
Additions through Business Combination	0	0	0	719,399	0	16	719,415
Disposals	(309)	(1,000)	0	0	0	(3,447)	(4,756)
Exchange differences	0	0	0	30,679	0	0	30,679
December 31, 2021	18,250	34,396	56,449	760,507	11,517	2,621	883,740
Accumulated Amortization and Impairment
January 1, 2021	16,276	23,560	963	0	0	5,731	46,530
Amortization Charge for the Year	235	986	2,312	0	0	94	3,627
Impairment	2	0	0	0	0	14	16
Disposals	(309)	(999)	0	0	0	(3,447)	(4,755)
December 31, 2021	16,204	23,547	3,275	0	0	2,392	45,418
Carrying Amount
January 1, 2021	1,938	11,836	55,486	0	0	116	69,376
December 31, 2021	2,046	10,849	53,174	760,507	11,517	229	838,322
Cost
January 1, 2020	18,034	23,896	0	52,159	0	5,758	99,847
Additions	290	12,000	0	32,501	0	90	44,881
Disposals	(110)	(500)	0	(28,211)	0	(1)	(28,822)
Reclassification	0	0	56,449	(56,449)	0	0	0
December 31, 2020	18,214	35,396	56,449	0	0	5,847	115,906
Accumulated Amortization and Impairment
January 1, 2020	15,053	21,546	0	16,475	0	5,651	58,725
Amortization Charge for the Year	990	206	963	0	0	81	2,240
Impairment	233	2,000	0	11,736	0	0	13,969
Disposals	0	(192)	0	(28,211)	0	(1)	(28,404)
December 31, 2020	16,276	23,560	963	0	0	5,731	46,530
Carrying Amount
January 1, 2020	2,981	2,350	0	35,684	0	107	41,122
December 31, 2020	1,938	11,836	55,486	0	0	116	69,376
There were no material contractual commitments for the purchase of intangible assets as of the reporting date.

Summary of Amortization of Intangible Assets
Amortization was included in the following line items of profit or loss.

in 000' €	2021	2020	2019
Cost of Sales	2,312	963	0
Research and Development	1,272	1,258	1,444
Research and Development (Impairment)	13	13,969	1,639
Selling	2	5	11
General and Administrative	24	17	37
Total	3,623	16,212	3,131

Summary of Sensitivity Analysis R&D Programs

in million €	+1%	(1)%
Change in Patient Numbers or Price obtained in the Market (revenue related)	14.5	(14.5)
Change in WACC before Taxes	(15.6)	15.9
Change in Foreign Exchange Rate for future Royalties and Net Sales	(0.8)	0.8

Summary of Sensitivity Analysis Goodwill

in million €	+1%	(1)%
Change in Patient Numbers or Price obtained in the Market (revenue related)	16.6	(16.6)
Change in WACC before Taxes	(19.1)	19.5
Change in Foreign Exchange Rate for future Royalties and Net Sales	(0.8)	0.8

Summary of Accounts Payable and Accrued Liabilities
Accounts payable and accruals are listed in the following table. In the financial reporting 2020, licenses payable were presented separately. These have been included in accounts payable in 2021. The prior year’s presentation of the figures has been adjusted accordingly in order to provide comparable information for the previous years.

in 000' €	12/31/2021	12/31/2020
Accounts Payable	73,787	47,818
Accruals	113,055	79,200
Other Liabilities	1,235	1,536
Total	188,077	128,554

Summary of Accrued Expenses
Accruals are shown in the following overview:

in 000' €	12/31/2021	12/31/2020
Accruals for External Laboratory Services	65,026	43,500
Accrued Personnel Expenses for Payments to Employees and Management	29,666	17,320
Accruals for Outstanding Invoices	12,515	15,236
Accruals for Revenue Deductions from Product Sales	1,998	943
Accruals for Legal Fees	169	472
Accruals for Audit Fees and other related Costs	703	683
Accruals for License Payments	2,978	1,046
Total	113,055	79,200

Summary of Audit fees
The table below shows the total fees PwC GmbH received.

in 000' €	12/31/2021	12/31/2020
Audit Fees	2,141	1,561
Fees for Other Assurance Services	116	70
Tax Service Fees	0	—
Other Fees for Other Services	2	2
Total	2,258	1,633

The other assurance services comprised fees in connection with the non-financial group report as well as the audit of the content of the remuneration report.

Summary of Tax Liabilities and Other Provisions
The table below shows the development of tax liabilities and current and non-current provisions in the 2021 financial year.

in 000' €	01/01/2021	Additions	Utilization	Release	12/31/2021
Tax Liabilities	65,728	362	(65,562)	0	528
Provisions, current	0	2,549	0	0	2,549
Provisions, non-current	1,528	494	(445)	0	1,577
Total	67,256	3,405	(66,007)	0	4,654

Summary of Contract Liabilities	The changes in this item are shown in the table below.

in 000' €	2021	2020
Opening Balance	2,616	1,686
Prepayments Received in the Financial Year	4,323	13,430
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(2,544)	(1,571)
Revenues Recognized for Received Prepayments and Services Performed in the Financial Year	(4,142)	(10,929)
Closing Balance	253	2,616
thereof short-term	224	2,544
thereof long-term	29	72

Summary of Financial Assets from Collaborations

in 000' €	2021	2020
Balance as of January 1	42,870	0
Additions	—	45,090
Cash Receipts	(40,004)	(12,677)
Through Profit or Loss (in Finance Result)	13,864	10,457
Balance as of December 31	16,730	42,870

Summary Of Sensitivity Analysis Of Financial Liabilities from Collaborations

	12/31/2021		12/31/2020
in million €	+1%	(1)%	+1%	(1)%
Change in Price obtained in the Market (revenue related)	9.7	(9.7)	11.2	(11.2)
Change in Patient Numbers and Number of Doses administered (revenue related)	8.7	(8.7)	10.1	(10.1)
Change in Manufacturing Costs and other Cost Components (cost related)	(4.6)	4.6	(6.2)	6.2
Change in Patient Numbers and Number of Doses administered (cost related)	(0.9)	0.9	(1.1)	1.1

Summary of Sensitivity Analysis of Financial Liabilities to Royalty Pharma at Inception
The estimates underlying the financial liability are subject to a sensitivity analysis below. This would have resulted in the following effects on the fair value of the financial liabilities upon initial recognition. In each case, one planning assumption is changed and all other estimates are kept constant.

in million €	+1%	(1)%
Change in variable Factors on Revenues	11.0	(11.0)
Change in Foreign Exchange Rate for future Royalties and Net Sales	(13.8)	14.1

Sensitivity Analysis Financial Liabilities from Future Payments to Royalty Pharma
As of December 31, 2021, percentage changes in significant estimates would have impacted the financial liabilities from future payments to Royalty Pharma measured at amortized costs as follows.

in million €	+1%	(1)%
Change in variable Factors on Revenues	11.4	(11.4)
Change in Foreign Exchange Rate for future Royalties and Net Sales	(14.4)	14.8

Summary of Composition and Development of Treasury Stock
In the years 2021 and 2020, the Group did not repurchase any of its own shares. The composition and development of this line item are listed in the table below.

	Number of Shares	Value
As of 12/31/2018	281,036	10,398,773
Transfer in 2019	(55,236)	(2,041,523)
As of 12/31/2019	225,800	8,357,250
Transfer in 2020	(94,386)	(3,488,506)
As of 12/31/2020	131,414	4,868,744
Transfer in 2021	(48,260)	(1,783,690)
As of 12/31/2021	83,154	3,085,054